Stock-Based Compensation - Summary of Activity of Restricted Stock Units (Detail) - Restricted Stock Units [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units outstanding, Unvested beginning balance	571,303	547,807
Number of restricted stock units outstanding, Granted	1,077,600	406,981
Number of restricted stock units outstanding, Vested	(274,487)	(193,857)
Number of restricted stock units outstanding, Forfeited	(113,955)	(189,628)
Number of restricted stock units outstanding, Unvested ending balance	1,260,461	571,303	547,807
Weighted-average grant date fair value, Unvested beginning balance	$ 6.15	$ 9.49
Weighted-average grant date fair value, Granted	1.26	4.59	$ 6.54	$ 12.48
Weighted-average grant date fair value, Vested	6.14	7.68
Weighted-average grant date fair value, Cancelled	4.13	10.91
Weighted-average grant date fair value, Unvested ending balance	$ 2.15	$ 6.15	$ 9.49